Share-based compensation (Share Option Activity - 2007 Plan ) (Details) (2007 Plan [Member], USD $)	0 Months Ended			12 Months Ended
	May 24, 2011	Dec. 13, 2010	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Granted	100,000	6,900,000	200,000
Expired
Weighted Average Exercise Price Per Share
Granted	$ 0.53		$ 1.08
Expired
Weighted Remaining Contractual Life (Years)
Expired
Aggregate Intrinsic Value
Expired
Total fair value of options vested				1,979,786	1,643,899	1,481,711
Total unrecognized compensation cost	47,592		193,500	479,259
Total unrecognized compensation cost, recognition period				2 years 6 months 22 days
7.0 (Exercise Price) [Member]
Number of Options
Balance				810,566
Balance				810,566	810,566
Exercisable at December 31, 2012				810,566
Weighted Average Exercise Price Per Share
Outstanding				$ 7.00
Outstanding				$ 7.00	$ 7.00
Exercisable as at December 31, 2012				$ 7.00
Weighted Remaining Contractual Life (Years)
Outstanding				4 years 9 months 29 days	5 years 9 months 29 days
Exercisable as at December 31, 2012				4 years 9 months 29 days
Aggregate Intrinsic Value
Outstanding
Outstanding
Exercisable as at December 31, 2012
2.975 (Exercise Price) [Member]
Number of Options
Balance				180,000
Balance				180,000	180,000
Exercisable at December 31, 2012				180,000
Weighted Average Exercise Price Per Share
Outstanding				$ 2.975
Outstanding				$ 2.975	$ 2.975
Exercisable as at December 31, 2012				$ 2.975
Weighted Remaining Contractual Life (Years)
Outstanding				5 years 6 months	6 years 6 months
Exercisable as at December 31, 2012				5 years 6 months
Aggregate Intrinsic Value
Outstanding
Outstanding
Exercisable as at December 31, 2012
1.87 (Exercise Price) [Member]
Number of Options
Balance				500,000
Balance				500,000	500,000
Exercisable at December 31, 2012				500,000
Weighted Average Exercise Price Per Share
Outstanding				$ 1.87
Outstanding				$ 1.87	$ 1.87
Exercisable as at December 31, 2012				$ 1.87
Weighted Remaining Contractual Life (Years)
Outstanding				6 years 3 months	7 years 3 months
Exercisable as at December 31, 2012				6 years 3 months
Aggregate Intrinsic Value
Outstanding
Outstanding
Exercisable as at December 31, 2012
1.8 (Exercise Price) [Member]
Number of Options
Balance				200,000
Balance				200,000	200,000
Exercisable at December 31, 2012				182,857
Weighted Average Exercise Price Per Share
Outstanding				$ 1.80
Outstanding				$ 1.80	$ 1.80
Exercisable as at December 31, 2012				$ 1.80
Weighted Remaining Contractual Life (Years)
Outstanding				7 years 6 months	8 years 6 months
Exercisable as at December 31, 2012				7 years 6 months
Aggregate Intrinsic Value
Outstanding
Outstanding
Exercisable as at December 31, 2012
1.21 (Exercise Price) [Member]
Number of Options
Balance				6,900,000
Exercised				43,980
Forfeited/Cancelled				100,000
Balance				6,756,020	6,900,000
Exercisable at December 31, 2012				4,934,247
Weighted Average Exercise Price Per Share
Outstanding				$ 1.21
Exercised				$ 1.21
Forfeited/Cancelled				$ 1.21
Outstanding				$ 1.21	$ 1.21
Exercisable as at December 31, 2012				$ 1.21
Weighted Remaining Contractual Life (Years)
Exercised
Forfeited/Cancelled
Outstanding				7 years 11 months 12 days	8 years 11 months 12 days
Exercisable as at December 31, 2012				7 years 11 months 12 days
Aggregate Intrinsic Value
Outstanding
Exercised				14,851
Forfeited/Cancelled
Outstanding				3,783,371
Exercisable as at December 31, 2012				2,763,178
1.365 (Exercise Price) [Member]
Number of Options
Balance				200,000
Exercised				33,500
Forfeited/Cancelled				166,500
Balance					200,000
Weighted Average Exercise Price Per Share
Outstanding				$ 1.365
Exercised				$ 1.365
Forfeited/Cancelled				$ 1.365
Outstanding					$ 1.365
Weighted Remaining Contractual Life (Years)
Exercised
Forfeited/Cancelled
Outstanding					9 years 0 months
Aggregate Intrinsic Value
Outstanding
Exercised				4,690
Forfeited/Cancelled
Outstanding
1.085 (Exercise Price) [Member]
Number of Options
Balance				100,000
Balance				100,000	100,000
Exercisable at December 31, 2012				52,778
Weighted Average Exercise Price Per Share
Outstanding				$ 1.085
Outstanding				$ 1.085	$ 1.085
Exercisable as at December 31, 2012				$ 1.085
Weighted Remaining Contractual Life (Years)
Outstanding				8 years 6 months	9 years 6 months
Exercisable as at December 31, 2012				8 years 6 months
Aggregate Intrinsic Value
Outstanding
Outstanding				68,500
Exercisable as at December 31, 2012				36,153
0.945 (Exercise Price) [Member]
Number of Options
Balance				1,000,000
Balance				1,000,000	1,000,000
Exercisable at December 31, 2012				333,333
Weighted Average Exercise Price Per Share
Outstanding				$ 0.945
Outstanding				$ 0.945	$ 0.945
Exercisable as at December 31, 2012				$ 0.945
Weighted Remaining Contractual Life (Years)
Outstanding				8 years 9 months 18 days	9 years 9 months 18 days
Exercisable as at December 31, 2012				8 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding
Outstanding				825,000
Exercisable as at December 31, 2012				275,000
1.64 (Exercise Price) [Member]
Number of Options
Granted				300,000
Balance				300,000
Exercisable at December 31, 2012				16,667
Weighted Average Exercise Price Per Share
Granted				$ 1.64
Outstanding				$ 1.64
Exercisable as at December 31, 2012				$ 1.64
Weighted Remaining Contractual Life (Years)
Granted				9 years 10 months 13 days
Outstanding				9 years 10 months 13 days
Exercisable as at December 31, 2012				9 years 10 months 13 days
Aggregate Intrinsic Value
Granted				39,000
Outstanding				39,000
Exercisable as at December 31, 2012				2,167
1.595 (Exercise Price) [Member]
Number of Options
Granted				200,000
Balance				200,000
Exercisable at December 31, 2012				11,111
Weighted Average Exercise Price Per Share
Granted				$ 1.595
Outstanding				$ 1.595
Exercisable as at December 31, 2012				$ 1.595
Weighted Remaining Contractual Life (Years)
Granted				9 years 10 months 13 days
Outstanding				9 years 10 months 13 days
Exercisable as at December 31, 2012				9 years 10 months 13 days
Aggregate Intrinsic Value
Granted				35,000
Outstanding				35,000
Exercisable as at December 31, 2012				$ 1,944